Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) - Jun. 30, 2016 - Foreign currency forward contracts [Member]
€ in Thousands, SGD in Thousands, NOK in Thousands, $ in Thousands
	USD ($) € / $ NOK / $ SGD / $	EUR (€) € / $ NOK / $ SGD / $	NOK € / $ NOK / $ SGD / $	SGD € / $ NOK / $ SGD / $
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (3,762)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	66,629
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 47,947
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €		€ 4,500
Average Forward Rate | € / $	0.92	0.92	0.92	0.92
Fair Value / Carrying Amount of Asset (Liability)	$ 124
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	4,886
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 0
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK			NOK 762,500
Average Forward Rate | NOK / $	8.02	8.02	8.02	8.02
Fair Value / Carrying Amount of Asset (Liability)	$ (3,869)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	47,151
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 47,947
Singapore Dollar [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | SGD				SGD 19,637
Average Forward Rate | SGD / $	1.35	1.35	1.35	1.35
Fair Value / Carrying Amount of Asset (Liability)	$ (17)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	14,592
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 0